REVERSE RECAPITALIZATION (Tables)	12 Months Ended
Dec. 31, 2025
REVERSE RECAPITALIZATION
Schedule of reverse recapitalization

The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statements of changes in stockholders’ deficit for the year ended December 31, 2024:

Cash – MCAC’s trust and cash (net of redemption)	$38,441,920
Less: transaction costs and advisory fees paid	(2,670,961)
Net Business Combination financing	$35,770,959

The number of shares of the Company’s common stock issued immediately following the consummation of the Business Combination were:

Common stock, outstanding prior to Business Combination	121,837
Less: redemption of MCAC shares	(114,551)
Common stock of MCAC	7,286
MCAC founder shares	71,875
Rights issued to MCAC shareholders	28,750
Shares outstanding in connection with forward purchase agreement	101,515
Business Combination and forward purchase agreement financing shares	209,425
Legacy ConnectM shares	450,702
Total shares of common stock immediately after Business Combination	660,127
Issuance of shares of common stock after Business Combination	249,039
Total shares of common stock at December 31, 2024	909,165

		Legacy
		ConnectM
		shares,
	Legacy	effected for
	ConnectM	Exchange
	shares	Ratio
Recapitalization applied to common stock outstanding at December 31, 2022	1,588,141	164,831
Issuance of Old ConnectM shares prior to closing of Business Combination	5,000	519
Conversion of convertible notes payable to common stock prior to Business Combination	321,428	33,362
Recapitalization applied to Series Seed preferred stock outstanding at December 31, 2022	644,030	66,846
Recapitalization applied to Series Seed-1 preferred stock outstanding at December 31, 2022	91,120	9,458
Recapitalization applied to Series A-1 preferred stock outstanding at December 31, 2022	743,068	77,126
Recapitalization applied to Series B-1 preferred stock outstanding at December 31, 2022	649,843	67,449
Recapitalization applied to Series B-2 preferred stock outstanding at December 31, 2022	299,730	31,110
		450,702